Madison Covered Call ETF
Schedule of Investments
as of September 30, 2023 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Aerospace & Defense - 15.8%
Abbott Laboratories	15,368	$1,488,391
Cencora, Inc.	9,760	1,756,507
Danaher Corp.	10,405	2,581,480
Elevance Health, Inc.	5,120	2,229,350
Gilead Sciences, Inc.	27,050	2,027,127
Medtronic PLC	29,762	2,332,150
Total Aerospace & Defense		12,415,005

Asset Management - 2.1%
JPMorgan Chase & Co.	11,366	1,648,297
Total Asset Management		1,648,297

Automotive - 5.5%
Las Vegas Sands Corp.	52,160	2,391,014
McDonald's Corp.	2,880	758,707
Starbucks Corp.	12,814	1,169,534
Total Automotive		4,319,255

Banking - 3.8%
BlackRock, Inc.	2,400	1,551,576
CME Group, Inc.	7,040	1,409,549
Total Banking		2,961,125

Chemicals - 5.0%
Amphenol Corp.	18,251	1,532,902
Emerson Electric Co.	12,972	1,252,706
Honeywell International, Inc.	6,400	1,182,336
Total Chemicals		3,967,944

Construction Materials - 3.3%
Fastenal Co.	34,409	1,880,108
United Parcel Service, Inc. - Class B	4,800	748,176
Total Construction Materials		2,628,284

Consumer Products - 5.3%
Colgate-Palmolive Co.	20,963	1,490,679
Constellation Brands, Inc.	4,640	1,166,171
Keurig Dr Pepper, Inc.	47,526	1,500,396
Total Consumer Products		4,157,246

Distributors - Consumer Staples - 2.4%
Archer-Daniels-Midland Co.	25,128	1,895,154
Total Distributors - Consumer Staples		1,895,154

Hardware - 3.3%
Air Products and Chemicals, Inc.	4,960	1,405,664
Newmont Corp.	31,526	1,164,886
Total Hardware		2,570,550

Home & Office Products - 3.4%
Lowe's Cos., Inc.	5,440	1,130,650
TJX Cos., Inc.	17,448	1,550,778
Total Home & Office Products		2,681,428

Media - 3.6%
Alphabet, Inc. - Class C (a)	10,089	1,330,235
Comcast Corp. - Class A	34,409	1,525,695
Total Media		2,855,930

Oil, Gas & Coal - 6.0%
APA Corp.	35,686	1,466,695
Diamondback Energy, Inc.	11,366	1,760,366
EOG Resources, Inc.	11,682	1,480,810
Total Oil, Gas & Coal		4,707,871

Software & Tech Services - 14.7%
Accenture PLC - Class A	5,280	1,621,541
Adobe, Inc. (a)	3,040	1,550,096
Fiserv, Inc. (a)	10,734	1,212,513
International Business Machines Corp.	11,840	1,661,152
Microsoft Corp.	8,970	2,832,277
PayPal Holdings, Inc. (a)	19,528	1,141,607
Visa, Inc. - Class A	6,720	1,545,667
Total Software & Tech Services		11,564,853

Telecom - 3.6%
T-Mobile US, Inc. (a)	20,002	2,801,280
Total Telecom		2,801,280

Utilities – 15.1% AES Corp.	90,089	1,369,353
Ciena Corp. (a)	53,292	2,518,580
Cisco Systems, Inc.	41,286	2,219,535
Corning, Inc.	49,764	1,516,309
Microchip Technology, Inc.	19,212	1,499,497
NextEra Energy, Inc.	14,407	825,377
Texas Instruments, Inc.	12,327	1,960,116
Total Utilities		11,908,767
TOTAL COMMON STOCKS (Cost $76,062,999)		73,082,989

REAL ESTATE INVESTMENT TRUSTS - 2.7%
American Tower Corp.	13,130	2,159,229
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,350,062)		2,159,229

SHORT-TERM INVESTMENTS - 2.9%
Money Market Deposit Accounts - 2.9%	Principal Amount
U.S. Bank Money Market Deposit Account, 5.27% (b)	$2,286,415	2,286,415
TOTAL SHORT-TERM INVESTMENTS (Cost $2,286,415)		2,286,415
TOTAL INVESTMENTS - 98.5% (Cost $80,699,476)		77,528,633
Other Assets in Excess of Liabilities - 1.5%		1,187,285
TOTAL NET ASSETS - 100.0%		$78,715,918

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown is as of September 30, 2023.

Madison Covered Call ETF
Schedule of Written Options
as of September 30, 2023 (Unaudited)

Description	Counterparty	Contracts	Notional	Value
Call Options - (1.0)%
Abbott Laboratories		0	0	–
Expires October 20, 2023 at $110.00	Exchange-Traded	120	$(1,162,200)	$(840)
Expires January 19, 2024 at $110.00	Exchange-Traded	33	(319,605)	(2,987)
Accenture PLC		0	0	–
Expires October 20, 2023 at $330.00	Exchange-Traded	52	(1,596,972)	(2,210)
Adobe, Inc.		0	0	–
Expires October 20, 2023 at $550.00	Exchange-Traded	30	(1,529,700)	(7,875)
AES Corp.		0	0	–
Expires January 19, 2024 at $20.00	Exchange-Traded	197	(299,440)	(1,970)
Expires November 17, 2023 at $20.00	Exchange-Traded	703	(1,068,560)	(7,030)
Air Products and Chemicals, Inc.		0	0	–
Expires October 20, 2023 at $300.00	Exchange-Traded	49	(1,388,660)	(4,165)
Alphabet, Inc.		0	0	–
Expires October 20, 2023 at $140.00	Exchange-Traded	100	(1,318,500)	(6,900)
American Tower Corp.		0	0	–
Expires October 20, 2023 at $185.00	Exchange-Traded	131	(2,154,295)	(1,965)
Amphenol Corp.		0	0	–
Expires January 19, 2024 at $95.00	Exchange-Traded	182	(1,528,618)	(13,650)
APA Corp.		0	0	–
Expires October 20, 2023 at $45.00	Exchange-Traded	356	(1,463,160)	(9,612)
Archer-Daniels-Midland Co.		0	0	–
Expires December 15, 2023 at $85.00	Exchange-Traded	55	(414,810)	(2,475)
Expires October 20, 2023 at $85.00	Exchange-Traded	196	(1,478,232)	(980)
BlackRock, Inc.		0	0	–
Expires October 20, 2023 at $700.00	Exchange-Traded	24	(1,551,576)	(4,080)
Cencora, Inc.		0	0	–
Expires November 17, 2023 at $185.00	Exchange-Traded	97	(1,745,709)	(36,375)
Ciena Corp.		0	0	–
Expires October 20, 2023 at $50.00	Exchange-Traded	116	(548,216)	(2,900)
Expires October 20, 2023 at $45.00	Exchange-Traded	416	(1,966,016)	(114,400)
Cisco Systems, Inc.		0	0	–
Expires November 17, 2023 at $57.50	Exchange-Traded	412	(2,214,912)	(17,510)
CME Group, Inc.		0	0	–
Expires December 15, 2023 at $210.00	Exchange-Traded	70	(1,401,540)	(23,800)
Colgate-Palmolive Co.		0	0	–
Expires November 17, 2023 at $75.00	Exchange-Traded	209	(1,486,199)	(11,495)
Comcast Corp.		0	0	–
Expires January 19, 2024 at $47.50	Exchange-Traded	76	(336,984)	(8,132)
Expires October 20, 2023 at $47.50	Exchange-Traded	268	(1,188,312)	(2,680)
Constellation Brands, Inc.		0	0	–
Expires October 20, 2023 at $270.00	Exchange-Traded	46	(1,156,118)	(3,910)
Corning, Inc.		0	0	–
Expires November 17, 2023 at $34.00	Exchange-Traded	497	(1,514,359)	(4,970)
Danaher Corp.		0	0	–
Expires October 20, 2023 at $260.00	Exchange-Traded	104	(2,580,240)	(18,200)
Diamondback Energy, Inc.		0	0	–
Expires November 17, 2023 at $160.00	Exchange-Traded	113	(1,750,144)	(48,025)
Elevance Health, Inc.		0	0	–
Expires October 20, 2023 at $480.00	Exchange-Traded	51	(2,220,642)	(6,630)
Emerson Electric Co.		0	0	–
Expires December 15, 2023 at $100.00	Exchange-Traded	129	(1,245,753)	(31,283)
EOG Resources, Inc.		0	0	–
Expires December 15, 2023 at $140.00	Exchange-Traded	116	(1,470,416)	(29,290)
Fastenal Co.		0	0	–
Expires January 19, 2024 at $60.00	Exchange-Traded	76	(415,264)	(7,030)
Expires November 17, 2023 at $60.00	Exchange-Traded	268	(1,464,352)	(6,700)
Fiserv, Inc.		0	0	–
Expires December 15, 2023 at $130.00	Exchange-Traded	107	(1,208,672)	(3,745)
Gilead Sciences, Inc.		0	0	–
Expires November 17, 2023 at $80.00	Exchange-Traded	270	(2,023,380)	(23,760)
Honeywell International, Inc.		0	0	–
Expires December 15, 2023 at $195.00	Exchange-Traded	64	(1,182,336)	(19,200)
International Business Machines Corp.		0	0	–
Expires November 17, 2023 at $150.00	Exchange-Traded	118	(1,655,540)	(12,744)
JPMorgan Chase & Co.		0	0	–
Expires November 17, 2023 at $155.00	Exchange-Traded	113	(1,638,726)	(14,125)
Keurig Dr Pepper, Inc.		0	0	–
Expires November 17, 2023 at $35.00	Exchange-Traded	475	(1,499,575)	(4,750)
Las Vegas Sands Corp.		0	0	–
Expires November 17, 2023 at $60.00	Exchange-Traded	407	(1,865,688)	(3,663)
Lowe's Cos., Inc.		0	0	–
Expires October 20, 2023 at $230.00	Exchange-Traded	54	(1,122,336)	(891)
McDonald's Corp.		0	0	–
Expires November 17, 2023 at $290.00	Exchange-Traded	28	(737,632)	(1,386)
Medtronic PLC		0	0	–
Expires January 19, 2024 at $85.00	Exchange-Traded	297	(2,327,292)	(42,471)
Microchip Technology, Inc.		0	0	–
Expires November 17, 2023 at $85.00	Exchange-Traded	192	(1,498,560)	(27,360)
Microsoft Corp.		0	0	–
Expires October 20, 2023 at $335.00	Exchange-Traded	89	(2,810,175)	(10,057)
Newmont Corp.		0	0	–
Expires December 15, 2023 at $42.50	Exchange-Traded	315	(1,163,925)	(17,798)
NextEra Energy, Inc.		0	0	–
Expires November 17, 2023 at $70.00	Exchange-Traded	144	(824,976)	(1,080)
PayPal Holdings, Inc.		0	0	–
Expires October 20, 2023 at $65.00	Exchange-Traded	195	(1,139,970)	(4,484)
Starbucks Corp.		0	0	–
Expires November 17, 2023 at $100.00	Exchange-Traded	128	(1,168,256)	(10,368)
Texas Instruments, Inc.		0	0	–
Expires November 17, 2023 at $175.00	Exchange-Traded	123	(1,955,823)	(12,977)
TJX Cos., Inc.		0	0	–
Expires October 20, 2023 at $92.50	Exchange-Traded	174	(1,546,512)	(6,263)
T-Mobile US, Inc.		0	0	–
Expires November 17, 2023 at $140.00	Exchange-Traded	200	(2,801,000)	(107,500)
United Parcel Service, Inc.		0	0	–
Expires January 19, 2024 at $170.00	Exchange-Traded	11	(171,457)	(3,464)
Expires November 17, 2023 at $175.00	Exchange-Traded	37	(576,719)	(2,794)
Visa, Inc.		0	0	–
Expires October 20, 2023 at $250.00	Exchange-Traded	67	(1,541,067)	(972)
Total Call Options				$(771,921)
Total Written Options (Premiums received $1,994,570)				$(771,921)

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30,
2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2023, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 9/30/2023
Short-Term Strategic Income ETF
Corporate Bonds	$-	$39,444,926	$-	$39,444,926
Asset Backed Securities	-	5,798,682	-	5,798,682
U.S. Treasury Securities	-	4,428,237	-	4,428,237
Collateralized Mortgage Obligations	-	2,700,441	-	2,700,441
Mortgage Backed Securities	-	501,563	-	501,563
U.S. Government Agency Issues	-	499,068	-	499,068
Short-Term Investments	4,145,410	-	-	4,145,410
	4,145,410	53,372,917	-	57,518,327

Aggregate Bond ETF
Corporate Bonds	-	14,170,570	-	14,170,570
Asset Backed Securities	-	3,633,437	-	3,633,437
U.S. Treasury Securities	-	11,489,143	-	11,489,143
Collateralized Mortgage Obligations	-	1,827,133	-	1,827,133
Mortgage Backed Securities	-	15,137,623	-	15,137,623
Short-Term Investments	293,924	-	-	293,924
	293,924	46,257,906	-	46,551,830

Dividend Value ETF
Common Stocks	62,426,586	-	-	62,426,586
Short-Term Investments	91,237	-	-	91,237
	62,517,823	-	-	62,517,823

Covered Call ETF
Assets
Common Stocks	73,082,989	-	-	73,082,989
Real Estate Investment Trusts	2,159,229	-	-	2,159,229
Short-Term Investments	2,286,415	-	-	2,286,415
	77,528,633	-	-	77,528,633
Liabilities
Written Options	-	771,921	-	771,921
	-	771,921	-	771,921